Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	LORD ABBETT AFFILIATED FUND INC
Entity Central Index Key	0000002691
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019